Cover	Mar. 12, 2024
Cover [Abstract]
Entity Registrant Name	GREENLIT VENTURES INC.
Entity Central Index Key	0001693687
Document Type	8-K
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Emerging Growth Company	true
Document Period End Date	Mar. 12, 2024
Entity Ex Transition Period	false
Entity File Number	000-55738
Entity Incorporation State Country Code	DE
Entity Tax Identification Number	81-4679061
Entity Address Address Line 1	9169 W State St
Entity Address Address Line 2	#3147
Entity Address City Or Town	Garden City
Entity Address State Or Province	ID
Entity Address Postal Zip Code	83714
City Area Code	208
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Local Phone Number	639 9860
Security 12b Title	Common Stock, par value $0.0001
Trading Symbol	GLVT